Cover	Dec. 26, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 26, 2024
Entity File Number	001-39325
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Central Index Key	0000883948
Entity Tax Identification Number	54-1598552
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4300 Cox Road
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	633-5031
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in a Share of 6.875% Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	AUB.PRA
Security Exchange Name	NYSE